Annual Total Returns [BarChart] - iShares US & Intl High Yield Corp Bond ETF - iShares US & Intl High Yield Corp Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	7.78%
Annual Return 2014	(0.67%)
Annual Return 2015	(6.40%)
Annual Return 2016	12.29%
Annual Return 2017	9.50%
Annual Return 2018	(3.67%)
Annual Return 2019	13.22%
Annual Return 2020	6.38%